Post-retirement benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Post-retirement benefits
25.	Post-retirement benefits

	12.31.2018	12.31.2017
Medical benefits plan Brazil	27.9	31.8
Medical benefits plan subsidiaries abroad	3.8	4.3

Post-retirement benefits	31.7	36.1

25.1	Post-retirement healthcare benefits provided by the Company in Brazil

The Company provided healthcare plan for employees, which based on its conditions, is classified as a post-employment benefit. Under this healthcare plan, employees who retire from the Company have the option of remaining in the plan, contributing the full amount charged by the insurance company. However, due to certain rules for increases under Brazilian law, there could be times the contribution made by the retired employees is insufficient to cover the medical plan costs, which would represent exposure for the Company.

25.2	Post-retirement healthcare benefits provided by subsidiaries abroad

Embraer Aircraft Holding sponsors a post-retirement healthcare plan for employees hired up to 2007. The expected costs of pension and provision of post-employment medical benefit for the individual employees and their dependents are provided on an accrual basis based on actuarial studies and the calculation is reviewed annually.

25.3	Defined contribution pension plan

The Company and certain subsidiaries sponsor a defined contribution pension plan for their employees, participation in which is optional. The Company’s contributions to the plan for the years ended December 31, 2018 and 2017 were US$ 14.1 and US$ 22.2 respectively.